Loss Per Shares (Details) - Schedule of Computation of Basic and Diluted Loss Per Share (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Class A Ordinary Shares [Member]
Loss Per Shares (Details) - Schedule of Computation of Basic and Diluted Loss Per Share (Parentheticals) [Line Items]
Diluted loss per share	$ (4.13)	$ (19.90)	$ (4.84)
Class B Ordinary Shares [Member]
Loss Per Shares (Details) - Schedule of Computation of Basic and Diluted Loss Per Share (Parentheticals) [Line Items]
Diluted loss per share	$ (4.13)